DARSIE & ELSTE

ATTORNEYS AT LAW

P.O. Box 28

VERSAILLES, KENTUCKY 40383

TELEPHONE: (859) 873-3766

FAX: (859) 873-3606

E-MAIL: darsieandelste@aol.com

GAY M. ELSTE	JOHN C. DARSIE, JR.
(1936-1994)

August 15, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Proxy Filing Desk

Dear Madam or Sir:

Please find attached 2011 Proxy (PRE 14A) for Dupree Mutual Funds. A preliminary proxy statement is being filed reflecting: 1) a separate vote by the shareholders of the Taxable Municipal Bond Series to effectuate a modification the Investment Restrictions to allow investment in money market mutual funds; 2) a separate vote by the shareholders of the Taxable Municipal Bond Series to approve an investment advisory agreement; 3) a separate vote by shareholders of each of the tax-free municipal bond series to ratify a revised fee structure of payment to the investment adviser reflecting additional fee reductions when the portfolio of a series reaches $750,000,001 and further when the size of each portfolio exceeds $1,000,000; 4) a vote by all shareholders to elect trustees and 5) a vote by all shareholders to ratify the selection of independent certified public accountants for the Fiscal Year ending June 30, 2012. This preliminary proxy statement omits certain share information which will be added as of August 29, 2011, the record date for this annual meeting of shareholders. Proxy statements and forms of proxy are being transmitted to security holders beginning on September 8, 2011.

Please feel free to contact the undersigned at 859 221.9847 or 859.873.3766 for any further information which may be needed.

Yours very truly,

/s/ Gay M. Elste

Gay M. Elste

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